SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash equivalents	$ 0	$ 0
Excess of federally insured limits	0	1,229,863
Cash	161,450	1,472,806
Restricted cash	10,000	10,000
Cash and restricted cash	171,450
Allowance for doubtful accounts	$ 0	$ 0